[FRONT COVER]

1999 ANNUAL REPORT




CENTENNIAL
NEW YORK TAX EXEMPT TRUST
-------------------------------------------------

June 30, 1999

JAMES C. SWAIN
Chairman
Centennial New York Tax Exempt Trust

BRIDGET A. MACASKILL
President
Centennial New York Tax Exempt Trust

Dear Shareholder,

In a year when the bond market was shaken by significant and far-reaching events, such as the collapse of the Japanese economy and the forced rescue of a major hedge fund, tax exempt money market funds remained islands of stability. October 1998 recorded historic lows for the yields on 30-year U.S. Treasuries. However, even then, the primary concern for tax-exempt fund managers was not loss, but the dwindling supply of tax-exempt issues in a robust U.S. economy. With tax revenues at record highs and many municipalities posting a budget surplus, the need to issue new notes was greatly reduced. Although many of these municipalities have refinanced their old debt in order to take advantage of lower interest rates, the supply remains far below the demand for these issues. Our strategy for managing the Trust in such an environment was to maintain the Trust's average maturities, which are about 60 days.

For the fiscal year that ended June 30, 1999, the Centennial New York Tax Exempt Trust produced a compounded annual yield of 2.42%. Without compounding, the corresponding yield was 2.39%. For investors in the 36% tax bracket this is equivalent to a taxable yield of 3.78% with compounding, and 3.73% without. On June 30, 1999, the seven-day annualized yields, with and without compounding were 2.47% and 2.44% respectively. It is important to remember that an investment in the Trust is neither insured nor guaranteed by the U.S.
Government and there is no assurance the Trust will maintain a stable $1.00 share price. (1)

The Trust invests in the following types of tax-exempt municipal securities, among others: variable rate demand notes, primarily notes backed by commercial banks that are payable on demand; put bonds that allow the Fund to redeem the issues at specified intervals before maturity and receive full face value; commercial paper, which includes short term obligations with maturities ranging from 2-270 days, issued by top-rated borrowers and backed by bank letters of credit; and the general market notes, where we seek out individual tax-exempt securities that meet our standards for quality, yield and maturity. We also buy a number of insured issues. The insurance enables us to benefit from the superior rates of a long-term bond combined with many of the desirable features of a short-term bond.

Although the economy lags other states in terms of growth, New York has experienced a stable if slow revenue increase and has demonstrated a willingness to manage expenditures to achieve balance. The broad range of products available in New York State enables us to concentrate on quality, yield and maturity needs. Some specific holdings during the period were:

         Buffalo NY Revenue Anticipation Notes
         Long Island, New York Power Authority Electric System Revenue Bonds
         NYS Energy Research & Development Authority Revenue Bonds, Electric and
              Gas Corporation
         Puerto Rico Commonwealth Tax & Revenue Anticipation Notes
         Suffolk County, NY Tax Anticipation Notes

Looking to the future, we intend to continue in the same fashion; balancing maturities while carefully monitoring market activity. On June 30, 1999 the Federal Reserve raised short-term interest rates in an attempt to stem the rapid growth of the U.S. economy. However, in our opinion, this move had already been factored in by the market and should have minimal effect on near-term prices. Although we continue to have some concern about the Y2K problem, the Federal Reserve has indicated that at year-end, it will allow selected banks to borrow at certain discount windows in order to guarantee liquidity. With U.S. financial institutions thus prepared, it may be that only our connections with international entities could create some disruption. In any case we will continue to invest conservatively, keeping in mind our shareholders' objectives of safety and liquidity.

Sincerely,

/s/James C. Swain                           /s/Bridget A. Macaskill
James C. Swain                              Bridget A. Macaskill
July 22, 1999

1. Compounded yields assume reinvestment of dividends. Past performance is not indicative of future results.

 2   Centennial New York Tax Exempt Trust

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS June 30, 1999


                                                                                     FACE                VALUE
                                                                                     AMOUNT              SEE NOTE 1
=====================================================================================================================
SHORT-TERM TAX-EXEMPT OBLIGATIONS - 101.2%
---------------------------------------------------------------------------------------------------------------------
NEW YORK - 94.5%
---------------------------------------------------------------------------------------------------------------------
Babylon, NY IDA RB, J. D'Addario & Co. Project, 3.40%                     (1)        $ 500,000           $   500,000
---------------------------------------------------------------------------------------------------------------------
Buffalo, NY RAN, Series A, 3.75%, 7/27/99                                             2,500,000            2,501,316
---------------------------------------------------------------------------------------------------------------------
Erie Cnty., NY RAN, 4%, 10/13/99                                                      1,200,000            1,203,531
---------------------------------------------------------------------------------------------------------------------
Franklin Cnty., NY IDA RAN, McAdam Cheese Co. Project, 3.65%              (1)         1,900,000            1,900,000
---------------------------------------------------------------------------------------------------------------------
Hempstead, NY IDA RRB, Trigen-Nassau Energy, 3.45%                        (1)         1,000,000            1,000,000
---------------------------------------------------------------------------------------------------------------------
Jefferson Cnty., NY IDA RB, 3.15%                                         (1)         2,500,000            2,499,998
---------------------------------------------------------------------------------------------------------------------
L.I., NY PAU Electric System RB, Series 10, FSA Insured, 3.69%            (1)         2,500,000            2,500,000
---------------------------------------------------------------------------------------------------------------------
NYC GOUN, Series F-2, 3.25%                                               (1)           300,000              300,000
---------------------------------------------------------------------------------------------------------------------
NYC GOUN, Series F-5, 3.35%                                               (1)           700,000              700,000
---------------------------------------------------------------------------------------------------------------------
NYC GOUN, Subseries J2, 2.80%                                             (1)         1,000,000            1,000,000
---------------------------------------------------------------------------------------------------------------------
NYC HDC MH RB, James Tower Development, Series A, 3.15%                   (1)         1,200,000            1,200,018
---------------------------------------------------------------------------------------------------------------------
NYC IDA Civic Facility RB, Columbia Grammar School Project, 3.30%         (1)           900,000              900,000
---------------------------------------------------------------------------------------------------------------------
NYC MTAU Transportation Facilities RB, 3.05%, 7/15/99                     (2)         1,200,000            1,200,000
---------------------------------------------------------------------------------------------------------------------
NYC MTAU Transportation Facilities RB, 3.10%, 8/10/99                     (2)         2,700,000            2,700,000
---------------------------------------------------------------------------------------------------------------------
NYC MTAU Transportation Facilities RB, Series SG3 6, 2.88%                (1)         2,390,000            2,390,000
---------------------------------------------------------------------------------------------------------------------
NYS DA COP, Rockefeller University, 3.65%                                 (1)           500,000              500,000
---------------------------------------------------------------------------------------------------------------------
NYS DA RB, Cornell University, 3.40%, 10/12/99                            (2)         2,000,000            2,000,000
---------------------------------------------------------------------------------------------------------------------
NYS Environmental Quality GOB, 3.10%, 8/25/99                             (2)         1,250,000            1,250,000
---------------------------------------------------------------------------------------------------------------------
NYS ERDAUPC RB, NYS Electric & Gas Corp., Series D, 3%, 12/1/99           (2)         3,000,000            3,000,044
---------------------------------------------------------------------------------------------------------------------
NYS GOB, 2.95%, 8/12/99                                                   (2)         2,500,000            2,500,000
---------------------------------------------------------------------------------------------------------------------
NYS HFA RB, Normandie Court I Project, 3.20%                              (1)         1,200,000            1,200,008
---------------------------------------------------------------------------------------------------------------------
NYS HFA RB, Saxony Housing, Series A, 3.30%                               (1)           800,000              800,000
---------------------------------------------------------------------------------------------------------------------
NYS LGAC RB, Series G, 3%                                                 (1)         2,400,000            2,400,000
---------------------------------------------------------------------------------------------------------------------
NYS MAG RB, Series PT217, 3.30%, 10/1/99                                  (2)         2,800,000            2,800,000
---------------------------------------------------------------------------------------------------------------------
NYS MCFFA RB, St. Lukes Hospital, Series B, 7.45%, 2/15/00                (2)         6,250,000            6,537,038
---------------------------------------------------------------------------------------------------------------------
NYS PAU RB, 3.05%, 8/24/99                                                (2)         1,000,000            1,000,000
---------------------------------------------------------------------------------------------------------------------
NYS PAU RB, 3.10%, 7/12/99                                                (2)         1,700,000            1,700,000
---------------------------------------------------------------------------------------------------------------------
NYS TBTAU Beneficial Interest COP, MBIA Insured, 3.35%, 7/15/99           (2)         1,900,000            1,900,000
---------------------------------------------------------------------------------------------------------------------
NYS TBTAU RB, Series SG-41, 2.95%, 11/10/99                               (2)         1,930,000            1,930,000
---------------------------------------------------------------------------------------------------------------------
NYS Urban Empire Development Corp. RB, Series A, 3.65%                    (1)         1,900,000            1,900,000
---------------------------------------------------------------------------------------------------------------------
Southeast NY IDA RB, Unilock NY, Inc. Project, 3.75%                      (1)         2,000,000            2,000,000
---------------------------------------------------------------------------------------------------------------------
Suffolk Cnty., NY TAN, Series II, 4%, 9/9/99                                          2,500,000            2,503,012
                                                                                                       --------------
                                                                                                          58,414,965
---------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS - 6.7%
---------------------------------------------------------------------------------------------------------------------
PR CMWLTH TAN & RAN, 3.50%, 7/30/99                                                   2,500,000            2,501,274
---------------------------------------------------------------------------------------------------------------------
PR Industrial, Medical & Environmental PC Facilities FAU RB,
Reynolds Metals Co. Project, 3.60%, 9/1/99                                (2)         1,600,000            1,600,000
                                                                                                       --------------
                                                                                                           4,101,274

---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE                                                              101.2%           62,516,239
---------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                     (1.2)             (724,364)
                                                                                  --------------     ----------------
NET ASSETS                                                                               100.0%          $61,791,875
                                                                                  ==============     ================


 3   Centennial New York Tax Exempt Trust

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)




=====================================================================================================================
To simplify the listings of securities, abbreviations are used per the table below:
CMWLTH - Commonwealth                                                 MAG - Mtg. Agency
COP - Certificates of Participation                                   MCFFA - Medical Care Facilities Finance Agency
DA - Dormitory Authority                                              MH - Multifamily Housing
ERDAUPC - Energy Research & Development Authority                     MTAU - Metropolitan Transportation Authority
Pollution Control                                                     NYC - New York City
FAU - Finance Authority                                               NYS - New York State
GOB - General Obligation Bonds                                        PAU - Power Authority
GOUN - General Obligation Unlimited Nts.                              PC - Pollution Control
HDC - Housing Development Corp.                                       RAN - Revenue Anticipation Nts.
HFA - Housing Finance Agency                                          RB - Revenue Bonds
IDA - Industrial Development Agency                                   RRB - Revenue Refunding Bonds
LGAC - Local Government Assistance Corp.                              TAN - Tax Anticipation Nts.
L.I. - Long Island                                                    TBTAU - Triborough Bridge & Tunnel Authority


1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on June 30, 1999. This instrument may also have a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.
2. Put obligation redeemable at full face value on the date reported.

See accompanying Notes to Financial Statements.

 4   Centennial New York Tax Exempt Trust

-------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES June 30, 1999




====================================================================================================================================
ASSETS
Investments, at value                                                                                                   $62,516,239
------------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                         45,898
------------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                                                    680,689
Shares of beneficial interest sold                                                                                          115,495
Other                                                                                                                         2,764
                                                                                                                        ------------
Total assets                                                                                                             63,361,085

====================================================================================================================================
LIABILITIES
Payables and other liabilities:
Shares of beneficial interest redeemed                                                                                    1,432,844
Dividends                                                                                                                    55,898
Shareholder reports                                                                                                          34,571
Service plan fees                                                                                                            28,865
Transfer and shareholder servicing agent fees                                                                                 4,877
Other                                                                                                                        12,155
                                                                                                                        ------------
Total liabilities                                                                                                         1,569,210

====================================================================================================================================
NET ASSETS                                                                                                              $61,791,875
                                                                                                                        ============

====================================================================================================================================
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                                         $61,795,348
------------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                                                                     (3,473)
                                                                                                                        ------------
Net assets - applicable to 61,795,348 shares of beneficial
interest outstanding                                                                                                    $61,791,875
                                                                                                                        ============
====================================================================================================================================
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                                                      $1.00

See accompanying Notes to Financial Statements.

 5   Centennial New York Tax Exempt Trust

-----------------------------------------------------------
STATEMENT OF OPERATIONS FOR THE YEAR ENDED June 30, 1999


====================================================================================================================================
INVESTMENT INCOME - Interest                                                                                             $1,886,935

====================================================================================================================================
EXPENSES
Management fees - Note 3                                                                                                    296,653
------------------------------------------------------------------------------------------------------------------------------------
Service plan fees - Note 3                                                                                                  115,846
------------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees - Note 3                                                                       40,046
------------------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                                          38,030
------------------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                                  11,240
------------------------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                                                  10,198
------------------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                                                                                                  6,808
------------------------------------------------------------------------------------------------------------------------------------
Insurance expenses                                                                                                            2,363
------------------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                                        2,133
------------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                         1,950
                                                                                                                         -----------
Total expenses                                                                                                              525,267
Less expenses paid indirectly - Note 1                                                                                      (10,815)
Less reimbursement of expenses by Centennial Asset
Management Corporation - Note 3                                                                                             (37,962)
                                                                                                                         -----------
Net expenses                                                                                                                476,490

====================================================================================================================================
NET INVESTMENT INCOME                                                                                                     1,410,445

====================================================================================================================================
NET REALIZED LOSS ON INVESTMENTS                                                                                               (739)

====================================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                     $1,409,706
                                                                                                                         ===========

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  YEAR ENDED JUNE 30,
                                                                                             1999                     1998
====================================================================================================================================
OPERATIONS
Net investment income                                                                          $ 1,410,445              $ 1,536,032
------------------------------------------------------------------------------------------------------------------------------------
Net realized loss                                                                                     (739)                    (844)
                                                                                               -------------------------------------
Net increase in net assets resulting from operations                                             1,409,706                1,535,188

====================================================================================================================================
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS                                                     (1,418,059)              (1,528,418)

====================================================================================================================================
BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from
beneficial interest transactions - Note 2                                                        4,993,614                7,903,908

====================================================================================================================================
NET ASSETS
Total increase                                                                                   4,985,261                7,910,678
------------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                             56,806,614               48,895,936
                                                                                               ------------             ------------
End of period (including undistributed net investment
income of $7,614 from June 30, 1998)                                                           $61,791,875              $56,806,614
                                                                                               ============             ============

See accompanying Notes to Financial Statements.

 6   Centennial New York Tax Exempt Trust

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                    Year Ended June 30,
                                                    1999               1998          1997         1996         1995
==========================================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period                  $1.00              $1.00         $1.00        $1.00         $1.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations - net
investment income and net realized gain                 .02                .03           .03          .03           .03
Dividends and distributions to shareholders            (.02)              (.03)         (.03)        (.03)         (.03)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $1.00              $1.00         $1.00        $1.00         $1.00
                                                    ======================================================================

==========================================================================================================================
TOTAL RETURN(1)                                       2.42%              2.87%         2.76%        2.79%         2.85%
==========================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)            $61,792            $56,807       $48,896      $39,807       $35,846
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $59,345            $53,923       $45,363      $42,351       $29,590
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                 2.38%              2.85%         2.73%        2.76%         2.84%
Expenses, before voluntary assumption by the
Manager(3)                                            0.89%              0.89%         0.88%        0.93%         0.95%
Expenses, net of voluntary assumption by the Manager  0.80%              0.80%         0.80%        0.80%         0.80%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods less than one full year.
3. The expense ratio reflects the effect of gross expenses paid indirectly by the Trust.

See accompanying Notes to Financial Statements.

7   Centennial New York Tax Exempt Trust

NOTES TO FINANCIAL STATEMENTS


1.  SIGNIFICANT ACCOUNTING POLICIES
Centennial New York Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current income exempt from Federal, New York State and New York City income taxes for individual investors that is consistent with preservation of capital. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust.

SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

FEDERAL TAXES. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, to shareholders. Therefore, no federal income or excise tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSE OFFSET ARRANGEMENTS. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

OTHER. Investment transactions are accounted for as of trade date. Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related event in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.  SHARES OF BENEFICIAL INTEREST
The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                         YEAR ENDED JUNE 30, 1999              YEAR ENDED JUNE 30, 1998
                                         SHARES            AMOUNT               SHARES            AMOUNT
                                         -------------------------------       -------------------------------

      Sold                                 194,238,424     $ 194,238,424        189,493,444       $189,493,444
      Dividends and distributions            1,385,354         1,385,354          1,477,555          1,477,555
      reinvested
      Redeemed                           (190,630,164)      (190,630,164)      (183,067,091)      (183,067,091)
                                         --------------    --------------      -------------      -------------
      Net increase                           4,993,614        $4,993,614          7,903,908         $7,903,908
                                         ==============    ==============      =============      =============







 8   Centennial New York Tax Exempt Trust

3.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% of the first $250 million of net assets; 0.475% of the next $250 million; 0.45% of the next $250 million; 0.425% of the next $250 million and 0.40% of net assets in excess of $1 billion. The Manager has voluntarily undertaken to assume Trust expenses in excess of 0.80% of average annual net assets. The Trust's management fee for the year ended June 30, 1999 was 0.50% of average annual net assets.

Shareholder Services, Inc. (SSI), a subsidiary of OFI, is the transfer and shareholder servicing agent for the Trust and for other registered investment companies. SSI's total costs of providing such services are allocated ratably to these companies.

Under an approved service plan, the Trust may expend up to 0.20% of its net assets annually to reimburse the Manager, as distributor, for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Trust, including amounts paid to brokers, dealers, banks and other institutions.










































 9   Centennial New York Tax Exempt Trust

FEDERAL INCOME TAX INFORMATION  (Unaudited)


In early 2000 shareholders will receive information regarding all dividends and distributions paid to them by the Trust during calendar year 1999. Regulations of the U.S. Treasury Department require the Trust to report this information to the Internal Revenue Service.

None of the dividends paid by the Trust during the fiscal year ended June 30, 1999 are eligible for the corporate dividend-received deduction. The dividends were derived from interest on municipal bonds and are not subject to federal income tax. To the extent a shareholder is subject to any state or local laws, some or all of the dividends received may be taxable.

The foregoing information is presented to assist shareholders in reporting distributions received from the Trust to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.
















































10   Centennial New York Tax Exempt Trust

INDEPENDENT AUDITORS' REPORT


The Board of Trustees and Shareholders of Centennial New York Tax Exempt Trust:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Centennial New York Tax Exempt Trust as of June 30, 1999, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended June 30, 1999 and 1998 and the financial highlights for the period July 1, 1994 to June 30, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Centennial New York Tax Exempt Trust as of June 30, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP

Denver, Colorado
July 22, 1999






























11   Centennial New York Tax Exempt Trust

CENTENNIAL NEW YORK TAX EXEMPT TRUST

OFFICERS AND TRUSTEES
James C. Swain, Chairman and Chief Executive Officer
Bridget A. Macaskill, Trustee and President
Robert G. Avis, Trustee
William A. Baker, Trustee
Sam Freedman, Trustee
Raymond J. Kalinowski, Trustee
C. Howard Kast, Trustee
Robert M. Kirchner, Trustee
Ned M. Steel, Trustee
Michael J. Carbuto, Vice President
Andrew J. Donohue, Vice President and Secretary
Brian W. Wixted, Vice President and Treasurer
Robert G. Zack, Assistant Secretary
Robert J. Bishop, Assistant Treasurer
Scott T. Farrar, Assistant Treasurer

INVESTMENT ADVISOR AND DISTRIBUTOR
Centennial Asset Management Corporation

TRANSFER AND SHAREHOLDER SERVICING AGENT
Shareholder Services, Inc.

CUSTODIAN OF PORTFOLIO SECURITIES
Citibank, N.A.

INDEPENDENT AUDITORS
Deloitte & Touche LLP

LEGAL COUNSEL
Myer, Swanson, Adams & Wolf, P.C.

This is a copy of a report to shareholders of Centennial New York Tax Exempt Trust. This report must be preceded or accompanied by a Prospectus of Centennial New York Tax Exempt Trust. For material information concerning the Trust, see the Prospectus.

For shareholder servicing, call:
1-800-525-9310 (in U.S.)
303-768-3200 (outside U.S.)

Or write:
Shareholder Services, Inc.
P.O. Box 5143


Denver, CO 80217-5143











RA0780.001.0699